Notes Related to the Consolidated Statements of Financial Position - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Current account	€ 34,348	€ 68,066	€ 118,371
Term deposits	10,098	5,107	16,000
Total cash and cash equivalents as reported in statement of financial position	44,446	73,173	134,371
Bank overdrafts	0	0	0
Total cash and cash equivalents as reported in statement of cash flow	€ 44,446	€ 73,173	€ 134,371	€ 185,515